ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The unaudited condensed consolidated financial statements and the accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (?GAAP?) and the rules of the U.S. Securities and Exchange Commission (?SEC?). Accordingly, our financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of our results of operations for the interim periods. Intercompany transactions are eliminated in consolidation.

Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to applicable rules and regulations of the SEC.??These interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in our Annual Report on Form 10-K for the year ended December?29, 2018. The results of operations for interim periods are not necessarily indicative of results to be expected for the full fiscal year.

The preparation of consolidated financial statements in conformity with GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses during the reporting period and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates and assumptions about future events and their effects cannot be made with certainty. Estimates may change as new events occur, when additional information becomes available and if our operating environment changes. Actual results could differ from our estimates.

We operate on a ?52-to 53-week? fiscal?year ending on the Saturday closest in proximity to December?31, such that each quarterly period will be 13?weeks in length, except during a 53-week?year when the fourth quarter will be 14?weeks. The unaudited consolidated financial results represent the three months and nine months ended September?28, 2019 and September?29, 2018.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include our accounts and those of our wholly-owned subsidiaries and VIEs of which we are the primary beneficiary. A VIE is required to be consolidated by its primary beneficiary which is generally defined as the party who has (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of the VIE or the right to receive benefits that could potentially be significant to the VIE. We evaluate our relationships with VIEs on an ongoing basis to determine whether we are their primary beneficiary. Consolidated VIEs are presented as noncontrolling interests. Intercompany balances and transactions are eliminated in consolidation.

In preparing the consolidated financial statements, we make estimates and judgments that affect the reported amounts of assets, liabilities, sales, expenses, and related disclosure of contingent assets and liabilities. We re‑evaluate our estimates on an ongoing basis. Our estimates are based on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Due to the uncertainty inherent in these estimates, actual results may differ from these estimates and could differ based upon other assumptions or conditions.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

For financial assets and liabilities recorded at fair value on a recurring or non-recurring basis, fair value is the price we would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction. In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level?1:?Quoted prices for identical instruments in active markets.
Level?2:?Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level?3:?Significant inputs to the valuation model are unobservable.

Our financial instruments consist principally of cash, accounts receivable, accounts payable, and bank indebtedness. The carrying amount of cash, accounts receivable, and accounts payable, approximates fair value due to the short-term maturity of these instruments. The carrying amount of our long-term bank indebtedness approximates fair value based on Level?2 inputs since our $650.0?million senior secured credit facility (?Credit Facility?) carries a variable interest rate that is based on London Interbank Offered Rate (?LIBOR?).

Fair Value of Financial Instruments

For financial assets and liabilities recorded at fair value on a recurring or non‑recurring basis, fair value is the price we would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction. In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1:	Quoted prices for identical instruments in active markets.
Level 2:

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Significant inputs to the valuation model are unobservable.

Our financial instruments consist principally of cash, accounts receivable, accounts payable, and bank indebtedness. The carrying amount of cash, accounts receivable, and accounts payable, approximates fair value due to the short‑term maturity of these instruments. The carrying amount of our long‑term bank indebtedness approximates fair value based on Level 2 inputs since the Credit Facility carries a variable interest rate that is based on the London Interbank Offered Rate (“LIBOR”).

Emerging Growth Company Status
Emerging Growth Company Status

We are an ?emerging growth company? as defined in the Jumpstart Our Business Startups Act of 2012 (?JOBS Act?). Under the JOBS Act, emerging growth companies can delay adopting new or revised financial accounting standards until such time as those standards apply to private companies. We have elected to use the extended transition period for complying with the adoption of new or revised accounting standards and as a result of this election, our financial statements may not be comparable to companies that comply with public company effective dates. We will remain an emerging growth company until the earliest of (i) the end of the fiscal year in which the market value of our common stock that is held by non-affiliates is at least $700 million as of the last business day of our most recently completed second fiscal quarter, (ii) the end of the fiscal year in which we have total annual gross revenues of $1.07?billion or more during such fiscal year, (iii) the date on which we issue more than $1.0 billion in non-convertible debt in a three year period, or (iv) the end of the fiscal year in which the fifth anniversary of our initial public offering (?IPO?) occurs.

As of June 28, 2019, the last business day of our most recently completed second fiscal quarter, the market value of our common stock that was held by non-affiliates was greater than $700 million. As a result, we will become a large accelerated filer and will no longer qualify as an emerging growth company on December?28, 2019, the end of our current fiscal year. Accordingly, at that time we will no longer qualify for the provisions of the JOBS Act that allow companies to adopt new or revised accounting standards when required by private company accounting standards.

Emerging Growth Company Status

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised financial accounting standards until such time as those standards apply to private companies. We have elected to use the extended transition period for complying with the adoption of new or revised accounting standards and as a result of this election, our financial statements may not be comparable to companies that comply with public company effective dates. We will remain an emerging growth company until the earliest of (i) the end of the fiscal year in which the market value of our common stock that is held by non-affiliates is at least $700 million as of the last business day of our most recently completed second fiscal quarter, (ii) the end of the fiscal year in which we have total annual gross revenues of $1.07 billion or more during such fiscal year, (iii) the date on which we issue more than $1.0 billion in non-convertible debt in a three-year period, or (iv) the end of the fiscal year in which the fifth anniversary of our initial public offering (“IPO”) occurs.

Recently Adopted Accounting Guidance
Recently Adopted Accounting Guidance

In July 2019, the Financial Accounting Standards Board (?FASB?) issued Accounting Standards Update (?ASU?) 2019-07, Codification Updates to SEC Sections. ASU 2019-07 clarifies the disclosure and presentation requirements of a variety of codification topics by more closely aligning them with the SEC disclosure rules and regulations, eliminating redundancies and simplifying application of the codification. ASU 2019-07 is effective upon issuance and it did not have a material impact to our consolidated financial statements or related disclosures.

In May 2018, the FASB issued ASU 2018-07, Compensation ? Stock Compensation (Topic 718), which conformed the current non-employee share-based accounting standard with employee share-based accounting. We elected to adopt this standard early, on June 30, 2019, the first day of the third quarter of fiscal year 2019, and such adoption did not have a material impact on our consolidated financial statements or related disclosures.?
In the first quarter of 2019, we adopted Accounting Standards Codification (?ASC?) Topic 606, Revenue from Contracts with Customers (?ASC 606?), using the modified retrospective transition method and applying this approach to contracts not completed as of the date of adoption. ASC 606 establishes a single comprehensive model for entities to use in accounting for revenue under GAAP and requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 also requires certain disclosures regarding qualitative and quantitative information with respect to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The adoption of ASC 606 resulted in a net decrease of $0.5 million to accumulated deficit as of December 30, 2018. The cumulative effect adjustment primarily related to revenue that would have been recognized in the prior period for certain wholesale transactions and substantially all e-commerce transactions at the time of shipment, rather than upon delivery to the customer, based on our evaluation of the transfer of control of the goods. Comparative prior period information has not been restated and continues to be reported in accordance with accounting standards in effect for those periods. Please see Note 2 for additional revenue disclosures.

Under ASC 606, an asset for the estimated cost of inventory expected to be returned is now recognized separately from the liability for sales-related reserves. This resulted in an increase in prepaid expenses and other current assets and an increase in accrued expenses and other current liabilities on our unaudited condensed consolidated balance sheets as of September?28, 2019.

As mentioned above, the adoption of ASC 606 impacted the timing of revenue recognized related to sales for certain wholesale transactions and substantially all e-commerce transactions, resulting in earlier recognition of such sales. Additionally, miscellaneous claims from customers are now recognized in net sales. Previously, these costs were recorded in selling, general and administrative expenses.

The following tables compare unaudited condensed consolidated financial statements reported in accordance with the requirements of ASC 606 to the amounts that would have been reported had the new standard not been applied (in thousands):

	Three Months Ended September 28, 2019						Nine Months Ended September 28, 2019
	As Reported		Impact of Adoption		Balances without Adoption of ASC 606		As Reported		Impact of Adoption		Balances without Adoption of ASC 606
Net sales	$229,125?	?	$(754)	?	$228,371?	?	$616,132?	?	$(7,033)	?	$609,099?	?
Cost of goods sold	109,049?	?	45?	?	109,094?	?	303,152?	?	(2,433)	?	300,719?	?
Gross profit	120,076?	?	(799)	?	119,277?	?	312,980?	?	(4,600)	?	308,380?	?
Selling, general, and administrative expenses	86,071?	?	84?	?	86,155?	?	235,191?	?	319?	?	235,510?	?
Operating income	34,005?	?	(883)	?	33,122?	?	77,789?	?	(4,919)	?	72,870?	?
Interest expense	(5,319)	?	??	?	(5,319)	?	(17,081)	?	??	?	(17,081)	?
Other expense	(304)	?	??	?	(304)	?	(192)	?	??	?	(192)	?
Income before income taxes	28,382?	?	(883)	?	27,499?	?	60,516?	?	(4,919)	?	55,597?	?
Income tax expense	(7,080)	?	216?	?	(6,864)	?	(14,824)	?	1,206?	?	(13,618)	?
Net income	$21,302?	?	$(667)	?	$20,635?	?	$45,692?	?	$(3,713)	?	$41,979?	?

	September 28, 2019
	As Reported		Impact of Adoption		Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$74,758?	?	$(8,360)	?	$66,398?	?
Inventory	209,154?	?	2,780?	?	211,934?	?
Prepaid expenses and other current assets	13,303?	?	(584)	?	12,719?	?
Deferred charges and other assets	1,663?	?	27?	?	1,690?	?

LIABILITIES AND STOCKHOLDERS? EQUITY
Accrued expenses and other current liabilities	38,220?	?	(584)	?	37,636?	?
Taxes payable	2,863?	?	(1,340)	?	1,523?	?
Accumulated deficit	(194,287)	?	(4,213)	?	(198,500)	?
?
The adjustments above do not have an impact on net cash used in operating activities; however, they do impact the changes in operating assets and liabilities for the related accounts within the disclosure of operating activities on our unaudited condensed consolidated statement of cash flows.

Recent Accounting Guidance Not Yet Adopted
Recent Accounting Guidance Not Yet Adopted

In February 2016, the FASB issued ASU 2016-2, and also subsequently issued amendments to the initial guidance in ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, (collectively, Leases (Topic 842)), which replaces existing lease accounting guidance. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use (?ROU?) assets and corresponding lease liabilities on the balance sheet. The new guidance will require lessees to continue to classify leases as either operating or financing, with classification affecting the pattern of expense recognition in the income statement. Since we anticipate that we will no longer qualify as an emerging growth company as of December?28, 2019, we expect to adopt this standard effective December 30, 2018, the first day of fiscal year 2019. The ASU is required to be applied using a modified retrospective approach at the beginning of the earliest period presented, with optional practical expedients. We continue to assess the effect the guidance will have on our existing accounting policies, processes, and controls. We estimate the adoption of this ASU will result in the recognition of ROU assets of approximately $30?million to $40?million and lease liabilities for operating leases of approximately $40?million to $50?million on our consolidated balance sheets as of the date of adoption. The difference between the leased assets and lease liabilities primarily represents the existing deferred rent and tenant improvement allowance liabilities balance, resulting from historical straight-lining of operating leases, which were effectively reclassified upon adoption to reduce the measurement of the leased assets. We do not expect this ASU to have a material impact on our results of operations or cash flows.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, and also subsequently issued amendments to the initial guidance, in ASU 2018-19, ASU 2019-04, and ASU 2019-05. ASU 2016-13 replaces the current incurred loss impairment method with a method that reflects expected credit losses on financial instruments. In November 2018, the FASB issued update ASU 2018-19, clarifying the scope of ASU 2016-13. In April 2019, the FASB issued updated ASU 2019-04, clarifying that equity instruments without readily determinable fair values for which an entity has elected the measurement alternative should be remeasured to fair value as of the date that an observable transaction occurred. In May 2019, the FASB issued ASU 2019-05, which provides an option to irrevocably elect to measure certain individual financial assets at fair value instead of amortized cost. The new standard is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. Because we anticipate that we will no longer qualify as an emerging growth company as of December?28, 2019, we expect to adopt this standard in the first quarter of fiscal year 2020 and are currently evaluating the impact that the adoption of this standard will have on our consolidated financial statements and related disclosures.

Recent Accounting Guidance Not Yet Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014 09, Revenue from Contracts with Customers: (Topic 606). which replaced existing revenue recognition guidance. The updated guidance requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires reporting companies to disclose the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

We will adopt this standard in the first quarter of fiscal 2019 using a modified retrospective approach with the cumulative effect of initially applying the new standard recognized in retained earnings at the date of adoption. While we do not expect the adoption of this standard to have a material impact on the timing or amount of our revenue recognition, revenues for certain wholesale transactions and substantially all DTC transactions will be recognized upon shipment rather than upon delivery to the customer. Accordingly, we will record a cumulative effect adjustment increasing retained earnings by approximately $0.7 million. Enhanced disclosures will be included in our quarterly and annual consolidated financial statements beginning in 2019.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which replaces existing lease accounting guidance. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. The new guidance will require lessees to continue to classify leases as either operating or financing, with classification affecting the pattern of expense recognition in the income statement. For us, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2019 and interim periods within those annual periods, with early adoption permitted. We plan to adopt the standard in the first quarter of fiscal 2020. The ASU is required to be applied using a modified retrospective approach at the beginning of the earliest period presented, with optional practical expedients. We continue to assess the effect the guidance will have on our existing accounting policies and the consolidated financial statements and expect there will be an increase in assets and liabilities on the consolidated balance sheets at adoption due to the recording of right-of-use assets and corresponding lease liabilities, which may be material.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718). The amendments expand the scope of Topic 718, which currently only includes share-based payments to employees, to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU is effective for all organizations for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements. Among the changes, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019, and early adoption is permitted. For non-public entities, this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of this standard is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350) (“ASU 2018-15”). The objective of ASU 2018-15 is to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those incurred to develop or obtain internal-use software. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The amendments can be applied either retrospectively or prospectively. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.